Annual Total Returns - FidelityShortDurationHighIncomeFund-AMCIZPRO - FidelityShortDurationHighIncomeFund-AMCIZPRO - Fidelity Short Duration High Income Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Short Duration High Income Fund - Class A
Bar Chart Table:
Annual Return 2014	(0.12%)
Annual Return 2015	(3.51%)
Annual Return 2016	10.35%
Annual Return 2017	4.69%
Annual Return 2018	(1.51%)
Annual Return 2019	9.03%
Annual Return 2020	3.70%
Annual Return 2021	3.07%
Annual Return 2022	(6.29%)
Annual Return 2023	9.96%